UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2017

Item #1. Reports to Stockholders.

INDEX	Perkins Discovery Fund

Annual Report to Shareholders

PERKINS DISCOVERY FUND

For the Year Ended March 31, 2017

May 1, 2017

Dear Shareholders:

For the fiscal year ended March 31, 2017 the Fund had a return of 21.33% versus 25.31% for the Wilshire U.S. Micro-Cap Index, 24.41% for the Russell 2000® Index, 21.39% for the NASDAQ Composite and 14.71% for the S&P 500® Index. After several years of underperformance micro-cap stocks in general outperformed the larger indexes during three of the last four quarters.

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the fiscal year, we acquired 8 new holdings and disposed of 7. As a result, the portfolio expanded from 21 holdings to 22. We started the year with 94.8% invested in securities and ended with 99.3% invested.

Our three biggest gaining stocks for the year were Cardiovascular Systems, Inc., Axogen, Inc. and Eplus, Inc. Cardiovascular Systems develops and markets orbital atherectomy medical devices for the treatment of peripheral and coronary artery disease. We purchased our position over seven years ago and the stock has been a big winner for the fund. After a large correction last year the stock has resumed its uptrend. Axogen, with a focus on peripheral nerve injuries, provides surgeons with solutions to repair and protect peripheral nerves and to measure and monitor nerve function. Purchased just over two years ago, the stock has been a strong performer with year-over-year revenue growth exceeding 50% since our purchase. It was also a top performer for the Fund last year. Eplus enables organizations to optimize their IT infrastructure and supply chain processes by delivering world-class IT products from top manufacturers, professional services, flexible lease financing, proprietary software, and patented business methods and systems. We have owned the company since 2009 as the stock was breaking out of a multi-year base. The company has continued to perform very well and the stock is in a strong uptrend. Although we have sold parts of our position along the way, it is still one of the Fund’s largest holdings.

The Fund’s three biggest losers during the year were Rockwell Medical, Inc., Bioscript, Inc., and Inventure Foods, Inc. Rockwell Medical is a biopharmaceutical company targeting end-stage renal disease and chronic kidney disease. We originally purchased shares in May of 2013 in a public offering by the company. Although still held at a profit, the stock has been down over the past year as they worked to obtain a favorable reimbursement code for one FDA approved product, Triferic, and launch another, Calcitriol. Both efforts have taken considerably longer than expected, as is often the case with new products. BioScrip, Inc. is a pure play national provider of home infusion and home care management solutions. We purchased our holding less than a year ago as the company underwent a reorganization and acquisition of a large competitor. Although down from our purchase price the company continues to make progress. Inventure Foods is a long-term holding that was down as they made investments in new products and experienced recalls in several product lines. Despite initiatives to increase shareholder value, the stock has continued to decline. We sold stock during the year and have recently sold the remainder of our position.

The table below shows the Fund’s performance for various periods ended March 31, 2017.

Annualized Return	Perkins Discovery Fund	Wilshire US Micro-Cap Index	Russell 2000® Index	NASDAQ Composite Index	S&P 500® Index

Since 4-9-98 Inception	9.27%	7.64%	5.74%	6.40%	4.06%
Fifteen Year	5.92%	8.42%	6.94%	8.07%	4.93%
Ten Year	2.06%	4.70%	5.64%	9.34%	5.22%
Five Year	5.46%	11.01%	10.79%	13.84%	10.90%
Three Year	-5.03%	2.80%	5.72%	12.08%	8.06%
One Year	21.33%	25.31%	24.41%	21.39%	14.71%

Please note that performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-366-8361. The fund imposes a 1.00% redemption fee on shares held less than 45 days. Performance data does not reflect the redemption fee. If it had, return would be reduced.

After a pullback into last fall’s election, the market has continued its previous rally. As we said earlier, small and micro-cap stocks in general have outperformed the large-cap indexes during three of the last four quarters. This trend change comes after several years of underperformance and leads us to believe that small company stocks can continue to outpace the general market this year.

We cannot control the action of the market; however, we will continue to choose stocks that we believe can do well over the long term using our same bottom-up selection process of looking for small companies that are benefiting from positive change. And, of course, we continue to monitor our holdings. Some of these will reach levels where they will be sold, even though they may continue to be good companies. Others will not work out in the way we anticipated and will be candidates to be sold. Both will be replaced with new ideas, as part of an ongoing process. We believe the Discovery Fund is well positioned in micro-cap growth stocks that hold significant promise for the future.

Thank you for your continued support.

Sincerely,

Richard W. Perkins, C.F.A.	Daniel S. Perkins, C.F.A.
President	Executive Vice President

Opinions expressed above are those of Richard W. Perkins or Daniel S. Perkins and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Small company investing involves additional risks such as limited liquidity and greater volatility. The fund invests in micro-cap and early stage companies which tend to be more volatile and somewhat more speculative than investments in more established companies. As a result, investors considering an investment in the Fund should consider their ability to withstand the volatility of the Fund’s net asset value associated with the risks of the portfolio.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization; and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Wilshire U.S. Micro-Cap Index represents a float-adjusted, market capitalization-weighted portfolio of all stocks below the 2,500th rank by market capitalization in the Wilshire 5000 at March 31 and September 30 of each year. One cannot invest directly in an index. Please refer to the schedule of investments for more information regarding fund holdings. Fund holdings are subject to change and are not recommendations to buy or sell any security.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Sales of the Fund’s shares must be preceded or accompanied by a prospectus. Please read it carefully before investing.

The Fund is distributed by First Dominion Capital Corp. (05/17)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800- 673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2017 and are subject to change at any time.

Stated performance in the Fund was achieved at some or all points during the period by Perkins Capital Management, Inc. (“Perkins”), the investment advisor to the Fund. Perkins waived or reimbursed part of the Fund’s total expenses. Had Perkins not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

	Total Return	Average Annual Return

	One Year	Five Years	Ten Years	Fifteen Years	Since Inception
	Ended	Ended	Ended	Ended	4/9/1998 to
	3/31/17	3/31/17	3/31/17	3/31/17	3/31/17

Perkins Discovery Fund	21.33%	5.46%	2.06%	5.92%	9.27%
S&P 500®	14.71%	10.90%	5.22%	4.93%	4.06%
NASDAQ Composite	21.39%	13.84%	9.34%	8.07%	6.40%
Russell 2000®	24.41%	10.79%	5.64%	6.94%	5.74%
Wilshire US Micro Cap	25.31%	11.01%	4.70%	8.42%	7.64%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general; the Russell 2000® Index consists of the smallest 2,000 companies and a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization and the NASDAQ Composite Index is a market capitalization-weighted index that is designed to represent the performance of the National Market System, which includes over 5,000 traded only over-the-counter and not on an exchange. The Wilshire US Micro Cap Index is a float-adjusted, market capitalization-weighted index of the issues ranked below 2,500 by market capitalization of the Wilshire 5000 total Market Index.

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS
March 31, 2017

	Shares	Fair Value

COMMON STOCKS – 99.25%

AMBULATORY HEALTH CARE SERVICES – 6.34%
U.S. Physical Therapy, Inc.	6,250	$408,125

COMPUTER PROGRAMMING – 2.31%
USA Technologies, Inc.*	35,000	148,750

FOOD & BEVERAGE MANUFACTURING – 4.55%
Craft Brew Alliance, Inc.*	12,000	160,200
Inventure Foods, Inc.*	30,000	132,600

		292,800

HEALTH CARE MANUFACTURING – 20.60%
AtriCure, Inc.*	25,000	478,750
Cardiovascular Systems, Inc.*	30,000	848,250

		1,327,000

HEALTH CARE DRUGS/SERVICES – 12.45%
BioScrip, Inc.*	55,000	93,500
Depomed, Inc.*	25,000	313,750
NeoGenomics, Inc.*	50,000	394,500

		801,750

HEALTH CARE SUPPLIES – 15.91%
AxoGen Corp.*	55,000	574,750
Cogentrix Medical, Inc.*	55,000	99,000
IRIDEX Corp.*	12,500	148,375
Merit Medical Systems, Inc.*	7,000	202,300

		1,024,425

HEALTH CARE SUPPORT – 11.60%
BioTelemetry, Inc.*	15,000	434,250
Rockwell Medical, Inc.*	50,000	313,000

		747,250

IT SERVICES – 2.02%
Perficient, Inc.*	7,500	130,200

OIL & GAS – 5.24%
SRC Energy Inc.*	40,000	337,600

PERKINS DISCOVERY FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2017

	Shares	Fair Value

POLLUTION CONTROL EQUIPMENT – 0.60%
LiqTech International, Inc.*	100,000	$39,000

SOFTWARE SERVICES – 15.08%
Digital Turbine, Inc.*	50,000	47,000
ePlus, Inc.*	5,000	675,250
InnerWorkings, Inc.*	25,000	249,000

		971,250

TELECOMMUNICATIONS – 2.55%
Ooma*	16,500	164,175

TOTAL COMMON STOCKS – 99.25%
(Cost: $3,310,265)		6,392,325

SHORT TERM INVESTMENT – 0.90%
Fidelity Prime Fund #690 Money Market Fund 0.32%**	58,252	58,252

(Cost: $58,252)

TOTAL INVESTMENTS – 100.15%
(Cost: $3,368,517)		6,450,577
Liabilities, in excess of other assets – (0.15)%		(9,435)

NET ASSETS – 100.00%		$6,441,142

*Non-Income producing
**Effective 7 day yield as of March 31, 2017

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2017

ASSETS
Investments at fair value (identified cost of $3,368,517) (Note 1)	$6,450,577
Receivable for capital stock sold	13
Dividends and interest receivable	29
Receivable from investment manager	4,580
Prepaid expenses	12,523

TOTAL ASSETS	6,467,722

LIABILITIES
Accrued 12b-1 fees	4,860
Accrued administration, transfer agent and accounting fees	2,071
Accrued professional fees	19,000
Other accrued expenses	649

TOTAL LIABILITIES	26,580

NET ASSETS	$6,441,142

Net Assets Consist of:
Paid-in-capital	$4,325,232
Accumulated undistributed net investment income (loss)	(40,961)
Accumulated net realized gain (loss) on investments	(925,189)
Net unrealized appreciation (depreciation) of investments	3,082,060

Net Assets	$6,441,142

NET ASSET VALUE PER SHARE
Investor Class Shares:
Net Assets	$6,441,142
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	192,885
Net Asset Value and Offering Price Per Share	$33.39

Redemption Price Per Share*	$33.06

*Redemption price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENT OF OPERATIONS
Year ended March 31, 2017

INVESTMENT INCOME
Dividend	$7,912
Interest	743

Total investment income	8,655

EXPENSES
Investment management fees (Note 2)	68,813
12b-1 fees (Note 2)	17,203
Recordkeeping and administrative services (Note 2)	15,621
Accounting fees (Note 2)	20,617
Custody fees	3,333
Transfer agent fees (Note 2)	12,078
Professional fees	34,194
Filing and registration fees	14,729
Trustee fees	3,990
Compliance fees	7,000
Shareholder reports	11,499
Shareholder servicing	2,156
Insurance	2,934
Other	13,515

Total expenses	227,682
Management fee waivers (Note 2)	(61,169)

Net Expenses	166,513

Net investment income (loss)	(157,858)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	633,153
Net increase (decrease) in unrealized appreciation (depreciation) of investments	811,093

Net realized and unrealized gain (loss) on investments	1,444,246

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,286,388

See Notes to Financial Statements

PERKINS DISCOVERY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year ended	Year ended
	March 31, 2017	March 31, 2016

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(157,858)	$(160,672)
Net realized gain (loss) on investments	633,153	233,220
Net increase (decrease) in unrealized appreciation (depreciation) of investments	811,093	(2,487,853)

Increase (decrease) in net assets from operations	1,286,388	(2,415,305)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	382,559	855,987
Shares redeemed	(1,405,514)**	(1,881,705)**

Increase (decrease) in net assets from capital stock transactions	(1,022,955)	(1,025,718)

NET ASSETS
Increase (decrease) during year	263,433	(3,441,023)
Beginning of year	6,177,709	9,618,732

End of year*	$6,441,142	$6,177,709

* Includes undistributed net investment income (loss) of:	$(40,961)	$(30,860)

**Includes redemption fees of $– and $512, respectively.

See Notes to Financial Statements

PERKINS DISCOVERY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH YEAR

	Year Ended March 31,

	2017		2016		2015	2014		2013

Net asset value, beginning of year	$27.52		$37.54		$38.98	$30.23		$25.99

Investment activities
Net investment income (loss)(1)	(0.75)		(0.67)		(0.71)	(0.62)		(0.34)

Net realized and unrealized gain (loss) on investments	6.62		(9.35)		(0.73)	9.37		4.98

Total from investment activities	5.87		(10.02)		(1.44)	8.75		4.64

Distributions
Net investment income	–		–		–	–		(0.40)

Total distributions	–		–		–	–		(0.40)

Paid-in capital from redemption fees	–		–	(2)	–	–		–

Net asset value, end of year	$33.39		$27.52		$37.54	$38.98		$30.23

Total Return	21.33%		(26.69%	)	(3.69% )	28.94%		18.10%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.31%		3.27%		2.84%	2.83%		3.18%
Expenses, net of waiver (Note 2)	2.42%		2.25%		2.16%	2.00%		2.00%
Net investment income (loss)	(2.29%	)	(2.01%	)	(1.96% )	(1.81%	)	(1.30% )
Portfolio turnover rate	17.80%		2.20%		21.13%	23.98%		12.97%
Net assets, end of year (000’s)	$6,441		$6,178		$9,619	$12,602		$10,491

(1) Per share amounts calculated using the average shares outstanding the year.
(2) Less than $0.01 per share.

See Notes to Financial Statements

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2017

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“WFT”), which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of WFT.

The Fund’s objective is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017

believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$6,392,325	$-	$-	$6,392,325
Short term Investments	58,252	-	-	58,252

	$6,450,577	$-	$-	$6,450,577

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the year ended March 31, 2017. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the year ended March 31, 2017.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2014-2016) or expected to be taken in the Fund’s 2017 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended March 31, 2017, such classifications reduced paid-in capital and net investment loss by $147,757.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Perkins Capital Management, Inc. (“Perkins”) provides investment services for an annual fee of 1.00% of average daily net assets of the Fund.

Perkins received and waived investment management fees and reimbursed expenses for the year ended March 31, 2017 as follows:

Fee Earned	Fee Waived	Expenses Reimbursed

$68,813	$61,169	$–

Perkins has contractually agreed to reduce its fees and/or pay Fund expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of such Fund’s business, and expenses incurred under a shareholder servicing or administrative servicing plan, if applicable) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Fund to 2.25% of the Fund’s average net assets until July 31, 2016 and 2.50% of the Fund’s average net assets through July 31, 2017 (the “Expense Cap”). The Agreement may be terminated at any time by the Board upon 60 days’ notice to Perkins, or by Perkins with the consent of the Board. Each waiver or reimbursement of an expense by Perkins is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Funds as of March 31, 2017, and expiration dates was as follows:

Recoverable Reimbursements and Expiration Dates

2018	2019	2020	Total

$72,133	$81,786	$61,169	$215,088

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to Perkins as Distribution Coordinator of the Fund. The Plan provides that the Fund may pay a fee to Perkins at an annual rate of up to 0.25% of average daily net assets of the Fund in consideration for distribution related services.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017

daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

For the year ended March 31, 2017, the following expenses were incurred:

Class	Type of Plan	Fees Incurred

Investor	12b-1	$17,203
Investor	Shareholder Services	$ 2,156

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter and distributor in the continuous public offering of the Fund’s shares. For the year ended March 31, 2017, FDCC received no commissions or underwriting fees from the sale of the Fund’s shares.

Commonwealth Fund Services, Inc. (“CFS”), acts as the Fund’s administrator, transfer and dividend disbursing agent and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended March 31, 2017, the following fees were earned:

Record Keeping &
Administration	Transfer Agent	Accounting Agent

$15,621	$12,078	$20,617

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of the Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended March 31, 2017, were as follows

Purchases	Sales

$1,187,194	$2,091,113

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended March 31, 2017 and the year ended March 31, 2016, no distributions were paid.

As of March 31, 2017, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Late year loss deferrals	$(40,961)
Accumulated net realized gain (loss)	(925,189)
Net unrealized appreciation (depreciation) on investments	3,082,060

$2,115,910

Losses incurred after December 31 within the taxable year are deemed to arise on the first day of the Fund’s next taxable year. As of March 31, 2017, the Fund had $40,961 of late year loss deferrals.

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before preenactment net capital losses. As of March 31, 2016, the Fund has a capital loss carryforward of $925,189 available to offset future capital gains. $860,612 of the loss carryforward expires in 2018 and $64,577 of short-term can be carried forward indefinitely.

PERKINS DISCOVERY FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2017

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

	Gross	Gross	Total Unrealized
	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)

$3,368,517	$3,451,437	$(369,377)	$3,082,060

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

	Year ended	Year ended
	March 31, 2017	March 31, 2016

Shares sold	11,570	23,495
Shares redeemed	(43,174)	(55,214)

Net increase (decrease)	(31,604)	(31,719)

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Perkins Discovery Fund and the
Board of Trustees of The World Funds Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of The Perkins Discovery Fund, a series of shares of The World Funds Trust (The “Fund”), as of March 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Perkins Discovery Fund as of March 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, presented in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 19, 2017

SUPPLEMENTAL INFORMATION
WORLD FUNDS TRUST (the “Trust”) (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and birth years of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES
Name, Age and Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
David J. Urban (62) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	49	None
Mary Lou H. Ivey (59) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	49	None

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

Name, Age and Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Theo H. Pitt, Jr. (82) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	49	Independent Trustee of Gardner Lewis Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

OFFICERS WHO ARE NOT TRUSTEES
Name, Age and Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John Pasco III (72) President and Principal Executive Officer	Indefinite, Since June 2010	President, Treasurer and Director of Commonwealth Fund Services, Inc., the Trust’s Administrator, Transfer Agent, Disbursing Agent, and Accounting Services Agent since 1993; and President and Director of First Dominion Capital Corp., the Trust’s underwriter. Mr. Pasco is a certified public accountant.	N/A	N/A
Karen M. Shupe (53) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003–present.	N/A	N/A
David Bogaert (53) Vice President	Indefinite, Since November 2013	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Ann T. MacDonald (62) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 – present.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

Name, Age and Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John H. Lively (48) Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present.	N/A	N/A
Holly B. Giangiulio (54) Assistant Secretary	Indefinite, Since May 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015–present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (48) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF THE ADVISORY CONTRACT RENEWAL

At a meeting held on November 14-16, 2016, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Perkins Capital Management, Inc. (the “Adviser”) in regard to the Perkins Discovery Fund.

Counsel reviewed with the Board a memorandum from Counsel dated October 20, 2016, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement between the Trust and the Adviser on behalf of the Perkins Discovery Fund. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Perkins Discovery Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Perkins Discovery Fund; (iv) the extent to which economies of scale would be realized if the Perkins Discovery Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Perkins Discovery Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Perkins Discovery Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Perkins Discovery Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by Perkins Discovery Fund management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Perkins Discovery Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Perkins Discovery Fund, information on investment advice, performance, summaries of Perkins Discovery Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Perkins Discovery Fund; (iii) the anticipated effect of size on the Perkins Discovery Fund’s performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Perkins Discovery Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

1.	Nature, Extent and Quality of the Services Provided by the Adviser.

In considering the nature, extent, and quality of the services provided by the Adviser, the Trustees reviewed the responsibilities of the Adviser under the Advisory Agreement. The Trustees reviewed the services being provided by the Adviser to the Perkins Discovery Fund, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance with the Perkins Discovery Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Perkins Discovery Fund among the service providers and the Independent Trustees; and its efforts to promote the Perkins Discovery Fund and grow its assets. The Trustees evaluated the Adviser’s personnel, including the education and experience of the Adviser’s personnel. The Trustees considered the expense limitation agreement in place for the Perkins Discovery Fund. The Trustees reflected on their meeting earlier with the representative from the Adviser. The Trustees considered information from the Adviser relating to the specific skill set of

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

the portfolio managers suited to continue implementing the Perkins Discovery Fund’s investment strategy. After reviewing the foregoing information and further information in the materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Perkins Discovery Fund.

2.	Investment Performance of the Perkins Discovery Fund and the Adviser.

In considering the investment performance of the Perkins Discovery Fund and the Adviser, the Trustees compared the short and long-term performance of the Perkins Discovery Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data. It was noted that the Perkins Discovery Fund compared to a number of benchmarks that may or may not relate to the unique style of the Perkins Discovery Fund. The Trustees noted that for the quarterly and one-year periods the Perkins Discovery Fund outperformed each benchmark while longer-term performance (other than the since inception period) underperformed the benchmarks – it was observed that the since-inception performance exceeded the benchmarks. It was noted that for the one year period ended September 30, 2016, the Perkins Discovery Fund’s performance exceeded its category average – the Small Growth Category. It was also noted, however, that the Perkins Discovery Fund’s longer-term performance, including for periods of three-years, five-years, and ten-years, was below its category median. It was noted that for comparison purposes, the Trustees reviewed the peer Category performances for all funds in the Category which included 679 funds, many with asset levels above that of the Perkins Discovery Fund. The Trustees reflected on their conversations with representatives from Perkins and the explanation for the performance, as well as the strategy utilized for managing the Perkins Fund. The Trustees expressed the view that the performance record may make it difficult for Perkins to promote the Perkins Discovery Fund in light of the longer-term performance although they also acknowledge that the nature of category could result in significant performance swings if the category were to become more favorable in the marketplace. The Trustees also noted a comparison of a composite of separate accounts managed by Perkins provided in Perkins’ response, which the Trustees observed that the Perkins Discovery Fund performed for most periods more favorably although the Trustees acknowledged that there may be a variety of factors that could affect the manner in which the separate accounts are managed relative to the Perkins Discovery Fund that may make the comparison less relevant. After reviewing and discussing the investment performance of the Perkins Discovery Fund further, the Adviser’s experience managing the Perkins Discovery Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Perkins Discovery Fund and the Adviser was acceptable.

3.	Costs of the Services to be provided and profits to be realized by the Adviser.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Perkins Discovery Fund, the Trustees

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

considered: the Adviser’s financial condition and the level of commitment to the Perkins Discovery Fund and the Adviser by the principals of the Adviser; the asset level of the Perkins Discovery Fund; the overall expenses of the Perkins Discovery Fund; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Perkins Discovery Fund. It was noted that the Adviser was not profitable with regard to its management of the Perkins Discovery Fund. The Trustees also considered potential benefits for the Adviser in managing the Perkins Discovery Fund. The Trustees then compared the fees and expenses of the Perkins Discovery Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the Perkins Discovery Fund’s management fee and expense ratios were on the higher range of the comparable funds. The Trustees also recognized that the Adviser has in place an expense limitation agreement for the Perkins Discovery Fund that reduces the overall fees, including the advisory fees. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser by the Perkins Discovery Fund and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

4.	Economies of Scale.

The Board next considered the impact of economies of scale on the Perkins Discovery Fund’s size and whether advisory fee levels reflect those economies of scale for the benefit of the Perkins Discovery Fund’s shareholders. The Trustees considered that while the management fee remained the same at all asset levels, the Perkins Discovery Fund’s shareholders had experienced benefits from the Perkins Discovery Fund’s expense limitation arrangement. The Trustees noted that the Perkins Discovery Fund’s shareholders would continue to experience benefits from the expense limitation arrangement until the Perkins Discovery Fund’s expenses fell below the cap set by the arrangement. Thereafter, the Trustees noted that the Perkins Discovery Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Adviser. In light of its ongoing consideration of the Perkins Discovery Fund’s asset levels, expectations for growth in the Perkins Discovery Fund, and fee levels, the Board determined that the Perkins Discovery Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by the Adviser.

5.	Adviser’s Practices Regarding Possible Conflicts of Interest and Benefits to the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Perkins Discovery Fund; the basis of decisions to buy or sell securities for the Perkins Discovery Fund; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust related to the Adviser’s potential conflicts of interest. The Trustees considered that the Adviser

SUPPLEMENTAL INFORMATION – continued
WORLD FUNDS TRUST (the “Trust”) (unaudited)

utilizes soft dollars through Perkins Discovery Fund transactions and it also receives benefits from the publicity of managing a public fund. The Trustees also considered the Adviser may benefit by using the Perkins Discovery Fund as a place for smaller accounts. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement for an additional one-year term.

THE PERKINS DISCOVERY FUND
FUND EXPENSES

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2016 and held for the six months ended March 31, 2017.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2016	Ending Account Value March 31, 2017	Annualized Expense Ratio	Expenses Paid During Period Ended* March 31, 2017
Investor Class Actual	$1,000	$ 954.55	2.42%	$11.79
Investor Class Hypothetical**	$1,000	$1,012.90	2.42%	$12.14

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses.

Investment Adviser:
Perkins Capital Management, Inc.
730 East Lake Street
Wayzata, MN 55391-17694

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Independent Registered Public Accounting Firm:
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Legal Counsel:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. Toll Free at (800) 673-0550.

ITEM 2.	CODE OF ETHICS

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

A copy of the registrant’s Code of Ethics is filed herewith.

ITEM 3.             AUDIT COMMITTEE FINANCIAL EXPERT

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.             PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,000 for 2017 and $16,500 for 2016.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2016.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2017 and $2,500 for 2016.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2017 and $0 for 2016.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Perkins Discovery Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2017 and $0 for 2016.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.             SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.             CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.             EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 6, 2017

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 6, 2017

* Print the name and title of each signing officer under his or her signature.